Summary of Significant Accounting Policies - Summary of Changes in Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Contract liabilities, Beginning balance	$ 1,332,132	$ 2,809,664
Cash received in advance, excluding VAT	13,769,113	9,253,967
Revenue recognized from contract liabilities	(1,021,831)	(2,686,142)
Revenue recognized from contract liabilities arising during period	(10,791,785)	(7,877,827)
Foreign currency translation	(58,198)	(167,530)
Contract liabilities, Ending balance	$ 3,229,431	$ 1,332,132